Consolidated Statements of Changes in Equity (Deficit) and Redeemable Non-controlling Interests - USD ($)	Common Stock [Member] Class A Ordinary Stock [Member]	Common Stock [Member] Class B Ordinary Stock [Member]	Common Stock [Member]	Treasury Stock, Common [Member]	Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total	Redeemable Non Controlling Interests [Member]
Balance at Dec. 31, 2021			$ 3,345	$ (436)	$ (2,909)	$ 16,767,417	$ 72,420	$ (14,671,088)	$ (5,871)	$ 2,162,878	$ 6,347,693	$ 8,510,571
Balance, shares at Dec. 31, 2021			33,451,005
Treasury stock, balance, shares at Dec. 31, 2021				(3,488,639)
Share-based compensation						165,721				165,721		165,721
Net loss								(6,215,681)		(6,215,681)	(90,332)	(6,306,013)
Ordinary shares issued for asset acquisition in 2021			$ 371		(371)
Ordinary shares issued for asset acquisition in 2021, shares			3,712,374
Acquisition of noncontrolling interests											(1,259,798)	(1,259,798)
Accretion of mezzanine equity						(16,933,138)		(8,363,736)		(25,296,874)		(25,296,874)
Foreign currency translation adjustment									177,986	177,986	2,203	180,189
Accretion on Preferred Shares to redemption value												(25,296,874)
Balance at Dec. 31, 2022			$ 3,716	$ (436)	(3,280)		72,420	(29,250,505)	172,115	(29,005,970)	4,999,766	(24,006,204)
Balance, shares at Dec. 31, 2022			37,163,379
Treasury stock, balance, shares at Dec. 31, 2022				(3,488,639)
Share-based compensation						6,122,348				6,122,348		6,122,348
Net loss								(13,258,029)		(13,258,029)	180	(13,257,849)
Accretion of mezzanine equity						(6,122,348)		(37,792,359)		(43,914,707)		(43,914,707)
Foreign currency translation adjustment									5,253,255	5,253,255	(1)	5,253,254
Exercise of share options				$ 436	(436)
Exercise of share options, shares				3,488,639								3,488,639
Accretion on Preferred Shares to redemption value												$ (43,914,707)
Balance at Dec. 31, 2023			$ 3,716		(3,716)		72,420	(80,300,893)	5,425,370	(74,803,103)	4,999,945	(69,803,158)
Balance, shares at Dec. 31, 2023			37,163,379
Treasury stock, balance, shares at Dec. 31, 2023
Net loss								(12,689,785)		(12,689,785)	(114,659)	(12,804,444)	119,123
Accretion of mezzanine equity
Foreign currency translation adjustment									(15,947,580)	(15,947,580)	1,628	$ (15,945,952)	(1,691)
Exercise of share options, shares
Accretion on Preferred Shares to redemption value								(35,930,979)		(35,930,979)		$ (35,930,979)
Conversion of ordinary shares to Class A ordinary shares and Class B ordinary shares upon closing of initial public offering	$ 1,252	$ 2,464	$ (3,716)
Conversion of ordinary shares to Class A ordinary shares and Class B ordinary shares upon closing of initial public offering, shares	12,521,442	24,641,937	(37,163,379)
Conversion of convertible preferred stock to common stock upon closing of initial public offering	$ 5,708	$ 1,336				355,739,391				355,746,435		355,746,435
Conversion of convertible preferred stock to common stock upon closing of initial public offering, shares	57,085,547	13,362,381
Issuance of common stock upon closing of initial public offering	$ 487					20,259,756				20,260,243		20,260,243
Issuance of common stock upon closing of initial public offering, shares	4,865,052
Initial public offering costs						(5,420,369)				(5,420,369)		(5,420,369)
Acquisition of subsidiaries	$ 92				(92)	3,311,721				3,311,721	(90,419)	3,221,302	2,841,123
Acquisition of subsidiaries, shares	920,212
Contribution from non-controlling shareholders											283,668	283,668
Capital refund of non-controlling shareholders											(141,949)	(141,949)
Balance at Dec. 31, 2024	$ 7,539	$ 3,800			$ (3,808)	$ 373,890,499	$ 72,420	$ (128,921,657)	$ (10,522,210)	$ 234,526,583	$ 4,938,214	$ 239,464,797	$ 2,958,555
Balance, shares at Dec. 31, 2024	75,392,253	38,004,318
Treasury stock, balance, shares at Dec. 31, 2024